Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 25,022,199	$ 23,229,372
Accounts receivable	1,774,792	1,065,607
Prepayment and other current assets	1,903,561	1,112,412
Total current assets	28,700,552	25,407,391
Non-current assets
Equipment and vehicles, net	53,042	70,221
Intangible assets, net	43,041	10,422
Operating lease – right-of-use assets, net	5,951,588	6,296,740
Finance lease – right-of-use assets, net	1,398,404	1,614,616
Long-term prepayments and other non-current assets	4,449,467	3,854,714
Deferred income tax assets	353,097
Total Non-current assets	12,248,639	11,846,713
TOTAL ASSETS	40,949,191	37,254,104
Current liabilities
Accounts payable and accrued expenses	2,973,141	4,186,810
Advances from customers	1,414,345	43,668
Taxes payable	8,025	1,019,619
Current maturities of operating lease liabilities	199,011	181,831
Current maturities of finance lease liabilities	51,353	21,865
Total current liabilities	4,645,875	5,453,793
Long-term portion of operating lease liabilities	3,117,124	3,082,466
Long-term portion of finance lease liabilities	457,867	552,885
TOTAL LIABILITIES	8,220,866	9,089,144
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, respectively	2,800	2,800
Additional paid-in capital	3,667,957	3,932,786
Statutory reserve	664,100	664,100
Retained earnings	30,395,350	24,745,899
Accumulated other comprehensive loss	(1,967,388)	(1,130,348)
Total equity attributable to shareholders	32,762,819	28,215,237
Non-controlling interest	(34,494)	(50,277)
TOTAL SHAREHOLDERS’ EQUITY	32,728,325	28,164,960
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 40,949,191	$ 37,254,104